Non-controlling Interests	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Non-controlling Interests
NON-CONTROLLING INTERESTS

Non-controlling interests represent the portion of net assets in consolidated entities that are not owned by the Company. The following table presents the non-controlling interest balances by entity, reported in stockholders’ equity in the consolidated balance sheets as of December 31, 2014 and 2013:

	As of December 31,
(in thousands)	2014	2013
Non-controlling interests in Terra LLC:
SunEdison	$722,342	$—
Riverstone	65,376	—
Total non-controlling interests in Terra LLC	$787,718	$—
Non-controlling interest in projects:
Nellis	$1,394	$—
CPI	18,277	12,778
Regulus	127,804	—
HES *	787	—
Mt. Signal	88,597	—
North Carolina Portfolio	19,271	—
DG 2015 Portfolio 2	681	—
Total non-controlling interests in projects	$256,811	$12,778
Total non-controlling interests	$1,044,529	$12,778

The following table presents the redeemable non-controlling interest balance reported on the consolidated balance sheets as of December 31, 2014 and 2013:

(in thousands)	HES *	CD DG Portfolio *	Total
As of December 31, 2013	$—	$—	$—
Consolidation of redeemable non-controlling interests	7,738	16,600	24,338
As of December 31, 2014	$7,738	$16,600	$24,338
————

*	Amounts represent the preliminary values based on initial purchase price allocation. Amounts are subject to change when fair values at the acquisition date are determined.